Leases (Details) - USD ($) $ in Thousands	1 Months Ended			9 Months Ended
	Oct. 31, 2023	Apr. 30, 2022	Mar. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Leases [Line Items]
Lease cost (in Dollars)	$ 32	$ 147
Lease term description				The Company’s leases are for varying terms and expire between 2027 and 2051.
Rakowic Park [Member]
Leases [Line Items]
Lease cost (in Dollars)			$ 69
Komorowo Park [Member]
Leases [Line Items]
Lease cost (in Dollars)			$ 7
Minimum [Member]
Leases [Line Items]
Lease term					4 years
Remaining lease terms				4 years
Maximum [Member]
Leases [Line Items]
Lease term					28 years
Remaining lease terms				28 years
US [Member]
Leases [Line Items]
Lease term		7 years 6 months
Spain [Member]
Leases [Line Items]
Lease term	35 years